PRIVATE PLACEMENT (Details) - USD ($)		5 Months Ended	6 Months Ended
	Dec. 17, 2020	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 10,280,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			24,080,000	24,080,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	10,280,000			10,280,000
Price of warrants	$ 1.00			$ 1.00
Aggregate purchase price	$ 10,280,000		$ 10,280,000
Number of shares per warrant	1			1
Exercise price of warrant	$ 11.50			$ 11.50